K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

September 29, 2017	Mark C. Amorosi 202.778.9351 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	First Investors Life Level Premium Variable Life Insurance (Separate Account B) File Nos. 333-149362 and 811-04328 Post-Effective Amendment No. 15 to the Registration Statement on Form N-6

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, is Post-Effective Amendment No. 15 (the “Post-Effective Amendment”) to the currently effective Registration Statement on Form N-6 (the “Registration Statement”) of First Investors Life Level Premium Variable Life Insurance (Separate Account B) (the “Separate Account”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of Foresters Life Insurance and Annuity Company, the depositor for the Separate Account.
The Post-Effective Amendment is being filed to make certain changes and updates to the ISP Choice variable life insurance policy, including (1) to add an ISPC-15 version of the policy to enable policy owners to pay premium payments over 15 years (in addition to the current 10 year and 20 year options, as well as the current options to pay until age 65 or age 100), (2) for ISPC-15 and ISPC-WL, to reduce the front-end sales charge and include a surrender charge, and reduce the mortality and expense risk charge after policy years 15 and 20, respectively, and (3) to make other minor clarifying, updating and stylistic changes, including with respect to underwriting procedures and optional riders available under the policy.  The financial statements and certain required exhibits will be included in a subsequent post-effective amendment to the Registration Statement. The Post-Effective Amendment is scheduled to become effective on November 28, 2017 in accordance with Rule 485(a)(1) under the 1933 Act.
The Registration Statement was most recently reviewed by the staff of the Securities and Exchange Commission (“SEC”) in connection with a post-effective amendment to the Registration Statement filed with the SEC pursuant to Rule 485(a) on July 9, 2012.  The Prospectus and Statement of Additional Information (“SAI”) included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 14 to the Trust’s Registration Statement, which was filed with the SEC on April 27, 2017.  Except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the SEC staff.  Accordingly, we request that the SEC staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

If you have any questions regarding this filing, please do not hesitate to call me at (202) 778-9351 or Diane E. Ambler at (202) 778-9886.

Sincerely, /s/ Mark C. Amorosi Mark C. Amorosi

Enclosure
cc:	Mary Carty Foresters Financial Holding Company, Inc.

Diane E. Ambler K&L Gates LLP

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